Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 08, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
We are permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below does not include a column for either the value of initial $100 investment based on peer group total shareholder return or a company-selected measure, as provided in Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for PEO ($)(1)		Compensation Actually paid to PEO ($)(2)		Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)	Value of Initial Fixed $100 investment based on Total Shareholder Return ($)(5)	Net Income (Loss) in Thousands ($)(6)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)
2024	1,893,057	—	3,128,158	—	1,378,848	838,499	122	1,148
2023	1,337,323	—	7,339,634	—	1,226,206	2,563,612	416	(19,182)
2022	2,747,622	2,721,615	1,901,408	2,638,837	1,412,753	756,180	31	(79,672)
(1)
The dollar amounts reported in column (b) are the amounts of Total compensation reported for Mr. Cohen for 2024 in the Summary Compensation Table. The dollar amounts reported in column (b) for 2023 are the amounts of Total compensation reported for Mr. Cohen for 2023 in the Summary Compensation table. The dollar amounts reported in column (b) for 2022 are the amounts of Total compensation reported for Mr. Cohen for 2022 in the Summary Compensation Table. Mr. Cohen was appointed as Chief Executive Officer on November 9, 2022. The dollar amounts reported in column (c) for 2022 are the amounts of Total compensation reported for Mr. Braunstein for 2022 in the Summary Compensation Table. During 2022, Mr. Braunstein served as Interim Chief Executive Officer until November 8, 2022.

(2)
The dollar amounts reported in columns (b) for 2023 represent the amount of “compensation actually paid” to Mr. Cohen for 2024. The dollar amounts reported in columns (b) for 2023 represent the amount of “compensation actually paid” to Mr. Cohen. The dollar amounts reported in columns (b) and (c) 2022 represent the amount of “compensation actually paid” to Mr. Cohen and Mr. Braunstein and, respectively, as computed in accordance with Item 402(v) of Regulation S-K for such year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to these executives during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for 2024 to determine the compensation actually paid to Mr. Cohen for 2023:

Year	Reported Summary Compensation Table Total for PEO 1 (Mr. Cohen)	Deduct Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid to PEO 1 (Mr. Cohen)
2024	$1,893,057	$(774,368)	$2,009,469	$3,128,158

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year (PEO 1)	Year End Fair Value of Equity Awards Outstanding and Unvested Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$648,585	$1,085,436	$127,506	$147,942	$0	$0	$2,009,469

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-CEO named executive officers (NEOs) as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Ms. Fulk and Gil Margolin; (ii) for 2022, Ms. Jennifer Fulk and Messrs. Gil Margolin and John Reilly; and (iii) for 2021, Ms. Jennifer Fulk, Ms. Samara Braunstein, Ms. Roni Frank, and Messrs. Mark Hirschhorn, Gil Margolin, and John Reilly.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-CEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deduct Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,378,848	$(698,256)	$157,908	$838,499

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Outstanding and Unvested Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$378,087	$42,633	$105,878	$107,949	$(476,639)	$0	$157,908

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of Total compensation reported for Mr. Cohen for 2024 in the Summary Compensation Table. The dollar amounts reported in column (b) for 2023 are the amounts of Total compensation reported for Mr. Cohen for 2023 in the Summary Compensation table. The dollar amounts reported in column (b) for 2022 are the amounts of Total compensation reported for Mr. Cohen for 2022 in the Summary Compensation Table. Mr. Cohen was appointed as Chief Executive Officer on November 9, 2022. The dollar amounts reported in column (c) for 2022 are the amounts of Total compensation reported for Mr. Braunstein for 2022 in the Summary Compensation Table. During 2022, Mr. Braunstein served as Interim Chief Executive Officer until November 8, 2022.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-CEO named executive officers (NEOs) as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Ms. Fulk and Gil Margolin; (ii) for 2022, Ms. Jennifer Fulk and Messrs. Gil Margolin and John Reilly; and (iii) for 2021, Ms. Jennifer Fulk, Ms. Samara Braunstein, Ms. Roni Frank, and Messrs. Mark Hirschhorn, Gil Margolin, and John Reilly.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (b) for 2023 represent the amount of “compensation actually paid” to Mr. Cohen for 2024. The dollar amounts reported in columns (b) for 2023 represent the amount of “compensation actually paid” to Mr. Cohen. The dollar amounts reported in columns (b) and (c) 2022 represent the amount of “compensation actually paid” to Mr. Cohen and Mr. Braunstein and, respectively, as computed in accordance with Item 402(v) of Regulation S-K for such year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to these executives during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for 2024 to determine the compensation actually paid to Mr. Cohen for 2023:

Year	Reported Summary Compensation Table Total for PEO 1 (Mr. Cohen)	Deduct Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid to PEO 1 (Mr. Cohen)
2024	$1,893,057	$(774,368)	$2,009,469	$3,128,158

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year (PEO 1)	Year End Fair Value of Equity Awards Outstanding and Unvested Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$648,585	$1,085,436	$127,506	$147,942	$0	$0	$2,009,469

Non-PEO NEO Average Total Compensation Amount			$ 1,378,848	$ 1,226,206	$ 1,412,753
Non-PEO NEO Average Compensation Actually Paid Amount			$ 838,499	2,563,612	756,180
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-CEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deduct Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,378,848	$(698,256)	$157,908	$838,499

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Outstanding and Unvested Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$378,087	$42,633	$105,878	$107,949	$(476,639)	$0	$157,908

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Cumulative Total Shareholder Return (“TSR”)
Given the turnover in executive leadership during 2022, the relationship between compensation actually paid, as presented in the table above, and TSR may not align. As senior leadership stabilized in 2023, TSR increased and actual compensation paid to our CEO, as compared to prior CEOs, increased, but actual compensation paid to our non-CEO NEOs as a group decreased from prior periods. In 2024, TSR increased from prior years, but at a slower rate than the increase seen in 2023, while actual compensation paid to our CEO increased, but actual compensation paid to our non-CEO NEOs remained stable. TSR reflects stock price movement, but not all aspects of our performance. Our compensation decisions also consider key strategic and operational goals that we believe will drive long-term shareholder value.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income
Given the turnover in executive leadership during 2022, the relationship between compensation actually paid, as presented in the table above, and Net Income may not align. As senior leadership stabilized in 2023, net losses were less than in prior periods. Actual compensation paid to our CEO, as compared to prior CEOs, increased, but actual compensation paid to our non-CEO NEOs as a group decreased from prior periods. In 2024, net losses improved in comparison to 2023, leading to the Company reaching profitability for the first time in its history. Actual compensation paid to our CEO, increased, but actual compensation paid to our non-CEO NEOs remained stable.

Total Shareholder Return Amount			$ 122	416	31
Net Income (Loss)			$ 1,148,000	$ (19,182,000)	(79,672,000)
PEO Name	Mr. Cohen	Mr. Braunstein	Mr. Cohen	Mr. Cohen
Equity Awards Adjustments, Footnote
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year (PEO 1)	Year End Fair Value of Equity Awards Outstanding and Unvested Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$648,585	$1,085,436	$127,506	$147,942	$0	$0	$2,009,469

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Outstanding and Unvested Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$378,087	$42,633	$105,878	$107,949	$(476,639)	$0	$157,908

Mr. Cohen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,893,057	$ 1,337,323	2,747,622
PEO Actually Paid Compensation Amount			3,128,158	7,339,634	1,901,408
Mr. Braunstein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	2,721,615
PEO Actually Paid Compensation Amount			0	$ 0	$ 2,638,837
PEO | Mr. Cohen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(774,368)
PEO | Mr. Cohen [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,009,469
PEO | Mr. Cohen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			648,585
PEO | Mr. Cohen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,085,436
PEO | Mr. Cohen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			127,506
PEO | Mr. Cohen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			147,942
PEO | Mr. Cohen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Cohen [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(698,256)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			157,908
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			378,087
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			42,633
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			105,878
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			107,949
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(476,639)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0